CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended				78 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2009 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]	Dec. 31, 2009 Blue Moose Media, Inc [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Cash Flows from Operating Activities:
Net Income (loss)	$ 378,243	$ 262,881	$ (6,629)	$ 329,502	$ (24,368)	$ (29,363)	$ (135,149)
Net Income (Loss)	460,450	176,781	(315,132)	320,199
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,059,535	942,449	1,152,099	965,297	148	147	16,273
Compensation from stock options	20,661	8,803	40,946	24,481
Bad debt expense	84,268	8,628	428,960	4,061
Change in deferred tax asset / liability	(78,342)	1,555	118,410	216,970
Loss on sale of equipment			9,801	5,248
Loss on Long-term investments			43,476	0
Uncontrolled interest in subsidiary	93,728	(78,106)	(308,503)	(9,303)
(Gain) loss on Currency translation	(54,398)	(314,809)	(486,693)	76,022
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	(2,922,908)	1,476,511	715,075	(2,345,398)
(Increase) decrease in inventory	(561,517)	(326,715)	45,112	(391,263)
Accrued Interest					24	0	24
(Increase) decrease in prepaid expenses/Deposits	(125,439)	88,730	50,738	(35,964)
Increase (decrease) in accounts payable	1,860,585	(93,038)	(206,364)	677,504	(979)	5,381	10,298
Increase (decrease) in accrued expenses	203,971	(385,594)	(333,979)	428,587
Total Adjustments	(365,458)	1,643,223	1,577,581	(374,455)
Net Cash Provided (Used) by Operating Activities	12,785	1,906,104	1,262,449	(54,256)	(25,175)	(23,835)	(108,554)
Cash Flows from Investing Activities:
Purchase of Fixed Assets	(946,242)	(1,045,769)	(1,307,413)	(984,130)	0	0	(16,346)
Purchase of intangible assets			(31,652)	(25,422)
Purchase of Long-term investments	(6,759)	(91,031)	0	(12,688)
Net cash flows used in investing activities	(953,001)	(1,136,800)	(1,339,065)	(1,022,240)	0	0	(16,346)
Cash Flows from Financing Activities:
Proceeds from sale of common stock					20,000	20,000	124,000
Proceeds (Payments) on Notes Payable	0	500,000	500,000	0	5,000	0	5,000
Net Proceed (Payments) on Lines of Credit	564,768	(666,293)	118,898	(435,251)
Proceeds from notes payable - related party					0	0	37,000
(Payments) on Notes Payable - Related Party	0	(305,620)	(305,620)	270,620	0	0	(37,000)
(Payments) on Capital Lease Obligation	(98,244)	(177,267)	(246,099)	(105,388)
Proceeds from issuance of common stock and warrants	4,607,087	0
Proceeds from advances payable - related party					0	0	22,126
Payments on advances payable - related party					0	0	(20,801)
Repurchase of common stock	(4,577,999)	0
Payments on Related Party Notes Receivable	1,527,088	0	0	20,000
Net Cash Provided (Used) by Financing Activities	2,022,700	(649,180)	67,179	(250,019)	25,000	20,000	130,325
Net Increase (Decrease) in Cash and Cash Equivalents	1,028,086	(194,685)	(9,437)	(1,326,515)	(175)	(3,835)	5,425
Cash and Cash Equivalents at Beginning of Period	559,259	568,696	568,696	1,895,211	5,600	9,435	0
Cash and Cash Equivalents at End of Period	1,587,345	374,011	559,259	568,696	5,425	5,600	5,425
Supplemental Disclosures of Cash Flow Information:
Interest			214,520	116,919	0	0	6,388
Income Taxes			145,531	547,951	0	0	0
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Subsidiary Capital Contribution, Value	280,039
Capital Contribution, Shares, Subsidiary (in shares)	400
Noncontrolling Interest, Increase from Equity Issuance or Sale of Parent Equity Interest	325,208
Purchase Of Capital Leased Assets, Equipment	262,561			1,433,440
Reclassification Of Leasehold Improvements To Other Receivables	$ 285,558